INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of income tax expense (income) are as follows:

	Six Months Ended
	June 30, 2024	June 30, 2023
	(Unaudited)	(Unaudited)
Current	$247	$(171)
Deferred	1,047	—
	$1,294	$(171)

	Six Months Ended
	June 30, 2024	June 30, 2023
	(Unaudited)	(Unaudited)
Domestic	$49	$52
Foreign	1,245	(223)
	$1,294	$(171)